Type:  		13F-HR
Period:		03/31/2002
CIK:  		0001086611
CCC:		g2ky*vkw

Submission Contact : Jonathan J. Derby
	             617-527-0033
		     jderby@derbyco.com

Report for the Calendar Year or Quarter Ended : March 31, 2002

Check here if Amendment [  ] Amendment Number :

This Amendment  [  ] is a restatement  [  ] adds new holding entries

Institutional Investment Manager Filing this Report:

Derby and Company, Inc.
7 Wells Avenue
Newton, MA  02460

13F File Number:  801-30056

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person signing this Report on behalf of Reporting Manager:

Name:		Jonathan J. Derby
Title:		Vice President
Phone:		(617) 527-0033

Signature, Place and Date of Signing:
Jonathan J. Derby, Newton, Massachusetts	May 9, 2002

Report Type [x] 13F Holdings Report

Report Summary:

Form 13F Information Table Entry Total:	40
Form 13F Information Table Value Total:	$142,346,000

List of Other Included Managers: NA

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EXPRESS COMPANY       COM              025816109     6815   166379 SH       SOLE                   166379
AMERICAN INTL GROUP INC        COM              026874107     6018    83423 SH       SOLE                    83423
AOL TIME WARNER INC            COM              00184A105     6973   294845 SH       SOLE                   294845
AUTOMATIC DATA PROCESSNG       COM              053015103     3450    59209 SH       SOLE                    59209
BANK NEW YORK INC COM          COM              064057102     3561    84735 SH       SOLE                    84735
BISYS GROUP INC COM            COM              055472104     5468   155134 SH       SOLE                   155134
CISCO SYSTEMS INC              COM              17275R102     5242   309650 SH       SOLE                   309650
CITIGROUP INC                  COM              172967101    16532   333842 SH       SOLE                   333842
CLEAR CHANNEL COMMUN COM       COM              184502102     9398   182800 SH       SOLE                   182800
ECOLAB INC COM                 COM              278865100     3731    81613 SH       SOLE                    81613
FLEXTRONICS INTL LTD ORD       COM              Y2573F102     3732   204512 SH       SOLE                   204512
GAP INC                        COM              364760108     2100   139642 SH       SOLE                   139642
GENERAL ELECTRIC CO            COM              369604103     7891   210704 SH       SOLE                   210704
GOLDMAN SACHS GROUP COM        COM              38141G104     6457    71546 SH       SOLE                    71546
HOME DEPOT INC                 COM              437076102     6404   131752 SH       SOLE                   131752
INTEL CORP                     COM              458140100     3165   104072 SH       SOLE                   104072
MEDTRONIC INC                  COM              585055106     5837   129099 SH       SOLE                   129099
MICROSOFT CORP                 COM              594918104     6219   103115 SH       SOLE                   103115
PFIZER INCORPORATED            COM              717081103     9121   229504 SH       SOLE                   229504
VERIZON COMMUNICATIONS COM     COM              92343v104      489    10617 SH       SOLE                    10617
WASHINGTON MUT INC COM         COM              939322103     7771   234554 SH       SOLE                   234554
WELLS FARGO & CO DEL COM       COM              949740104     8693   175964 SH       SOLE                   175964
AMGEN INC                                       031162100      297     4970 SH       SOLE                     4970
ANHEUSER BUSCH COS INC                          035229103      731    14000 SH       SOLE                    14000
BELLSOUTH CORP                                  079860102      233     6310 SH       SOLE                     6310
BION INC.                                       09061Q109       80    77913 SH       SOLE                    77913
FLEETBOSTON FINL CORP COM                       339030108      388    11077 SH       SOLE                    11077
GENOME THERAPEUTICS CORP                        372430108       68    12100 SH       SOLE                    12100
GLAXOSMITHKLINE PLC SPONSORED                   37733W105      304     6475 SH       SOLE                     6475
INTL BUSINESS MACH CORP                         459200101      300     2887 SH       SOLE                     2887
LEXICON GENETICS INC                            528872104      184    19503 SH       SOLE                    19503
MERCK & CO INC                                  589331107      207     3600 SH       SOLE                     3600
ROHM & HAAS CO COM                              775371107      634    15000 SH       SOLE                    15000
RSTK ADC TELECOMMUNICATIONS                     000886994       54    13322 SH       SOLE                    13322
SBC COMMUNICATIONS INC                          78387G103      527    14075 SH       SOLE                    14075
STATE STREET CORP                               857477103      888    16034 SH       SOLE                    16034
STRYKER CORP COM                                863667101      375     6219 SH       SOLE                     6219
UNITED TECHNOLOGIES                             913017109     1647    22200 SH       SOLE                    22200
WAL-MART STORES INC                             931142103      294     4800 SH       SOLE                     4800
WIRELESS FACILITIES COM                         97653a103       68    11361 SH       SOLE                    11361